REVENUE AND OTHER OPERATING INCOME - Narrative (Details) $ in Thousands	1 Months Ended								3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) tanker_size	Jan. 31, 2024 USD ($) tanker_size	May 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Apr. 30, 2022 USD ($) vessels	Jan. 31, 2022 tanker_size	Nov. 30, 2021 USD ($) tanker_size	Jun. 30, 2024 USD ($) tanker_size vessels	Mar. 31, 2024 vessels	Dec. 31, 2024 USD ($) vessels	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2021 tanker_size
Disclosure of disaggregation of revenue from contracts with customers [line items]
Assets recognised from costs to obtain or fulfil contracts with customers											$ 3,500
Contract assets											112,758	$ 113,224
Gain on settlement of claims											0	397	$ 3,998
Proceeds from sale of vessels											431,850	142,740	80,000
Gain on sale of vessels											112,079	21,959	4,596
Loss on termination of leased vessels											0	0	(431)
Gain (loss) on pool arrangement											$ 0	(1,683)	141
SFL Tanker Holding Ltd
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in lease obligations													46,600
Proceeds from termination of contract						$ 4,500
Loss on termination of leased vessels													400
Gain (loss) on pool arrangement												$ (1,700)	100
Number of owned pooled assets | tanker												2
Number of unowned pooled assets | vessels												2
VLCC vessels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on settlement of claims												$ 400	2,500
Number of tankers sold			5								5	1
Proceeds from sale of vessels/tankers			$ 290,000		$ 61,000
Number of vessels delivered | vessels									2	13
Number of vessels sold | tanker_size									5
Proceeds from sale of vessels									$ 208,000
Gain on sale of vessels											$ 68,600	$ 9,900
Number of vessels to terminate long-term charter | vessels						2
VLCCs Vessels
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of vessels delivered | vessels										3
LR2 Tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on settlement of claims													$ 1,500
Number of tankers sold								4					2
Proceeds from sale of vessels/tankers								$ 160,000
Number of vessels delivered | vessels													2
Proceeds from sale of vessels													$ 35,100
Gain on sale of vessels													4,600
Number of tankers delivered | tanker_size							2							2
Suezmax tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of tankers sold		1	1								3	2
Proceeds from sale of vessels/tankers	$ 48,500	$ 46,900	$ 45,000	$ 44,500	$ 39,500
Proceeds from sale of vessels	36,500	34,000	32,000									$ 28,200
Gain on sale of vessels	$ 17,900	$ 13,800	$ 11,800									2,800
Suezmax tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Gain on sale of vessels												9,300
VLCC vessels and Suezmax tanker
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of vessels												63,600
Other assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract asset											$ 7,900	6,200
Assets recognised from costs to obtain or fulfil contracts with customers											3,300	2,700
Contract assets											4,600	3,500
Decrease through impairment, contract assets											$ 0	$ 0	$ 0